Earnings Per Share - Schedule of Basic and Diluted Earnings (Losses) Per Share (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Numerator:
Net (loss) income attributable to common shares (in Dollars)	$ (7,049,734)	$ (2,329,965)	$ 192,529
Denominator:
Weighted average common shares outstanding	27,533,182	25,213,012	23,153,976
Basic earnings (losses) per share attributable to common shares (in Dollars per share)	$ (0.26)	$ (0.09)	$ 0.01
Numerator:
Net (loss) income attributable to common shares for calculating diluted earnings (losses) per share (in Dollars)	$ (7,049,734)	$ (2,329,965)	$ 192,529
Denominator:
Weighted average common shares outstanding	27,533,182	25,213,012	23,153,976
Effects of dilutive securities
Shares used in computing diluted earnings (losses) per share attributable to common shares	27,533,182	25,213,012	23,153,976
Diluted earnings (losses) per share attributable to common shares (in Dollars per share)	$ (0.26)	$ (0.09)	$ 0.01